Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value [Abstract]
Schedule of Outstanding Options	The significant assumptions which the Company used to value the options in the Black-Sholes-Merton pricing model as of June 30, 2023 are as below. There were no outstanding options as of December 31, 2022.
June 30, 2023

Stock price	$0.7 - 3.8
Exercise price	$0.6 - 3.6
Expected term in years	0.01 - 0.2
Expected dividend yield	0%
Volatility	21% - 48%
Risk-free interest Rate	3%

Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$16,835,069	$-	$-	$16,835,069
Option assets(ii)	-	134,337	-	134,337
	$16,835,069	$134,337	$-	$16,969,406
Liabilities
Embedded derivative liabilities	$-	$(1,257,795)	$-	$(1,257,795)
Option liabilities(i)(ii)	-	(134,337)	-	(134,337)
Warrant liabilities	(138,000)	(64,500)	-	(202,500)
	$(138,000)	$(1,456,632)	$-	$(1,594,632)
(i)	No collateral received or pledged for derivative contracts.
(ii)	Option assets balance was included in the line item “prepaids, deposits and other” in the condensed consolidated balance sheets. Option liabilities balance was included in the line item “accrued expenses and other payables” in the condensed consolidated balance sheets.
	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$11,104,047	$-	-	$11,104,047
	$11,104,047	$-	$-	$11,104,047
Liabilities
Embedded derivative liabilities	$-	$(2,292,056)	$-	$(2,292,056)
Warrant liabilities	(460,000)	(215,000)	-	(675,000)
	$(460,000)	$(2,507,056)	$-	$(2,967,056)

Schedule of Fair Values of Financial Assets and Liabilities, Excluding Financial Instruments	The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments that are carried at fair value on a recurring basis, and information is provided on their classification within the fair value hierarchy.
		Quoted Prices
		in Active
		Markets for	Significant	Significant
	Total	Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$15,763,073	$15,763,073	$-	$-	$15,763,073
Bank balances held on behalf of customers	1,626,680	1,626,680	-	-	1,626,680
Receivables from broker-dealers and clearing organizations	33,301,424	-	33,301,424	-	33,301,424
Short-term loans receivable	-	-	-	-	-
Other receivables	50,670	-	50,670	-	50,670
	$50,741,847	$17,389,753	$33,352,094	$-	$50,741,847

Liabilities
Payables to customers	$24,955,725	$-	$24,955,725	$-	$24,955,725
Payables to broker-dealers and clearing organizations	32,151,798	-	32,151,798	-	32,151,798
Accrued expenses and other payables	1,867,779	-	1,867,779	-	1,867,779
Short-term borrowings	109,376	-	109,376	-	109,376
Lease liability - current	606,430	-	606,430	-	606,430
Lease liability - noncurrent	309,155	-	309,155	-	309,155
Due to director	115,305	-	115,305	-	115,305
	$60,115,568	$-	$60,115,568	$-	$60,115,568
		Quoted Prices
		in Active
		Markets for	Significant	Significant
	Total Carrying	Identical Assets	Observable Inputs	Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$11,159,610	$11,159,610	$-	$-	$11,159,610
Bank balances held on behalf of customers	3,242,989	3,242,989	-	-	3,242,989
Receivables from broker-dealers and clearing organizations	33,342,254	-	33,342,254	-	33,342,254
Short-term loans receivable	7,126,021	7,126,021	-	-	7,126,021
Other receivables	534,437	-	534,437	-	534,437
	$55,405,311	$21,528,620	$33,876,691	$-	$55,405,311

Liabilities
Payables to customers	$23,829,192	$-	$23,829,192	$-	$23,829,192
Payables to broker-dealers and clearing organizations	24,963,524	-	24,963,524	-	24,963,524
Accrued expenses and other payables	1,923,305	-	1,923,305	-	1,923,305
Short-term borrowings	110,000	-	110,000	-	110,000
Lease liability - current	601,531	-	601,531	-	601,531
Lease liability - noncurrent	618,705	-	618,705	-	618,705
Due to director	146,671	-	146,671	-	146,671
	$52,192,928	$-	$52,192,928	$-	$52,192,928